Borrowings - Summary of Detail Information of Borrowings (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Aug. 12, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Amount	$ 12,225,842		$ 9,172,530
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	6,814,405		3,198,119
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,395,085		1,914,009
Yguazu Cementos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,016,352		4,050,463
Recycomb S.A.U. [member]
Disclosure of detailed information about borrowings [line items]
Amount			9,939
In US Dollars [member] | Banco Patagonia S.A. [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.73%
Due date	Feb-20
Amount	$ 72,441
In US Dollars [member] | Banco Latinoamericano de Comercio Exterior S.A [member] | Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount			875,987
In US Dollars [member] | Industrial And Commercial Bank of China [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 5.00% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Month-Libor+ 5.00%
Borrowings adjustment to interest rate basis	5.00%
Due date	Nov-20
Amount	$ 1,573,154		2,274,676
In US Dollars [member] | Industrial And Commercial Bank of China [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 5.50% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Month-Libor+ 5.50%
Borrowings adjustment to interest rate basis	5.50%
Due date	Jun-20
Amount	$ 600,365		579,538
In US Dollars [member] | Industrial and Commercial Bank of China one [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Mar-21
Amount	$ 156,446
In US Dollars [member] | Industrial and Commercial Bank of China two [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Apr-21
Amount	$ 183,584
In US Dollars [member] | Industrial and Commercial Bank of China three [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	May-21
Amount	$ 509,859
In US Dollars [member] | Industrial and Commercial Bank of China four [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Jun-21
Amount	$ 122,546
In US Dollars [member] | Industrial and Commercial Bank of China five [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Jul-21
Amount	$ 30,178
In US Dollars [member] | Industrial and Commercial Bank of China six [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Aug-21
Amount	$ 640,230
In US Dollars [member] | Industrial and Commercial Bank of China seven [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Sep-21
Amount	$ 101,489
In US Dollars [member] | Industrial and Commercial Bank of China eight [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Oct-21
Amount	$ 207,364
In US Dollars [member] | Industrial and Commercial Bank of China nine [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Nov-21
Amount	$ 264,289
In US Dollars [member] | Industrial and Commercial Bank of China ten [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month-Libor+ 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Dic-21
Amount	$ 185,775
In US Dollars [member] | Banco Patagonia S.A. one [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.45%
Due date	Jan-20
Amount	$ 18,922
In US Dollars [member] | HSBC Bank [member] | Ferrosur Roca S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.11%	8.75%
Due date	Aug-20
Amount	$ 607,060
In Argentine Pesos and Guaranies [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,211,922		5,442,329
In Argentine Pesos and Guaranies [Member] | Banco Continental S.A.E.C.A. [member] | Yguazu Cementos S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.50%
Due date	Aug -25
Amount	$ 1,946,234		2,375,014
In Argentine Pesos and Guaranies [Member] | Sudameris Bank S.A.E.C.A. [member] | Yguazu Cementos S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.00%
Due date	Aug -25
Amount	$ 1,070,118		1,561,240
In Argentine Pesos and Guaranies [Member] | Banco Ita S.A.- Paraguay [member] | Yguazu Cementos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount			114,209
In Argentine Pesos and Guaranies [Member] | Banco Provincia de Buenos Aires [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount			27,684
In Argentine Pesos and Guaranies [Member] | Banco Provincia de Buenos Aires One [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount			56,778
In Argentine Pesos and Guaranies [Member] | Banco Provincia de Buenos Aires two [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount			8,606
In Argentine Pesos and Guaranies [Member] | HSBC Bank Argentina S.A [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount			242,849
In Argentine Pesos and Guaranies [Member] | HSBC Bank Argentina S.A [member] | Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount			242,849
In Argentine Pesos and Guaranies [Member] | Banco Macro S.A. [member] | Loma Negra C.I.A.S.A. [member] | BADLAR plus 8.00% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 8.00%
Borrowings adjustment to interest rate basis	8.00%
Due date	Mar-21
Amount	$ 1,007,654
In Argentine Pesos and Guaranies [Member] | Checking account advances [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	52.62%
Due date	Ene-20
Amount	$ 399,891		7,988
In Argentine Pesos and Guaranies [Member] | Checking account advances [member] | Ferrosur Roca S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	59.82%
Due date	Ene-20
Amount	$ 1,788,025		795,173
In Argentine Pesos and Guaranies [Member] | Checking account advances [member] | Recycomb S.A.U. [member]
Disclosure of detailed information about borrowings [line items]
Amount			9,939
In Euro [member] | Banco Itaú S.A. [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Apr-21
Amount	$ 90,500
In Euro [member] | Banco Itaú S.A. one [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	May-21
Amount	$ 21,590
In Euro [member] | Banco Itaú S.A. two [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Jun-21
Amount	$ 114,709
In Euro [member] | Banco Itaú S.A. three [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Jul-21
Amount	$ 291,134
In Euro [member] | Banco Itaú S.A. four [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Aug-21
Amount	$ 25,741
In Euro [member] | Banco Itaú S.A. five [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Sep-21
Amount	$ 1,223
In Euro [member] | Banco Itaú S.A. six [member] | Loma Negra C.I.A.S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Oct-21
Amount	$ 195,321
US Dollar and EUR [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,013,920		$ 3,730,201